INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
	December 31,
	2016	2015

Raw materials	$2,873	$2,323
Work in progress, net *)	3,032	2,087
Finished goods	1,197	1,281

	$7,102	$5,691

*) Net of provision for losses on long-term contracts as of December 31, 2016 and 2015, in the amount of $0 and $27, respectively.